Income Taxes - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Abstract]
Provision for income taxes	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating Loss Carryforwards, Expiration Date					Various years through 2033
Increase in operating loss carryforwards					5,159,000
Operating loss carryforwards					48,913,000	43,754,000
Net deferred tax asset recognized					$ 0	$ 0
Change period for unrecognized tax benefits					12 months